Financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of Derivative Instruments
The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2025 and March 31, 2026, together with the fair value on each reporting date.

	As of March 31, 2025
	Notional	Gross Assets	Gross Liabilities	Net Fair Value
	(In millions)
Interest rate derivatives	Rs. 10,191,133.7	Rs. 58,654.3	Rs. 48,979.2	Rs. 9,675.1
Forward rate agreements	615,831.9	15,507.0	5,676.8	9,830.2
Currency options	291,621.4	1,065.3	1,332.6	(267.3)
Currency swaps	462,773.9	19,180.2	4,360.8	14,819.4
Forward exchange contracts	12,934,924.7	85,405.6	83,216.7	2,188.9

Total	Rs. 24,496,285.6	Rs. 179,812.4	Rs. 143,566.1	Rs. 36,246.3

	As of March 31, 2026
	Notional	Gross Assets	Gross Liabilities	Net Fair Value	Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs. 8,467,050.6	Rs. 51,288.9	Rs. 61,564.1	Rs. (10,275.2)	US$	90,238.2	US$	(109.5)
Forward rate agreements	550,017.3	6,429.2	19,397.2	(12,968.0)		5,861.8		(138.2)
Currency options	177,937.4	2,555.9	2,633.3	(77.4)		1,896.4		(0.8)
Currency swaps	385,664.3	38,377.7	10,715.0	27,662.7		4,110.2		294.8
Forward exchange contracts	22,094,905.6	525,554.8	483,966.7	41,588.1		235,478.1		443.2

Total	Rs. 31,675,575.2	Rs. 624,206.5	Rs. 578,276.3	Rs. 45,930.2	US$	337,584.7	US$	489.5

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net– Derivatives for the fiscal years ended March 31,
	2024	2025	2026	2026
	(In millions)
Interest rate derivatives	Rs. 1,762.6	Rs. 19,426.5	Rs. (14,950.2)	US$ (159.3)
Forward rate agreements	2,089.6	7,407.1	(19,816.1)	(211.2)
Currency options	194.0	421.7	(562.9)	(6.0)
Currency swaps	10,242.9	9,511.0	28,175.6	300.2
Forward exchange contracts	4,269.4	877.9	21,266.8	226.7

Total gains/(losses)	Rs. 18,558.5	Rs. 37,644.2	Rs. 14,113.2	US$ 150.4

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2025
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross Amounts	Amounts offset	Net amounts reported in the balance sheet	Financial instruments	Financial collateral (1)	Net amount
	(In millions)
Financial assets
Derivative assets	Rs. 179,812.4	Rs. —	Rs. 179,812.4	Rs. 101,801.0	Rs. 17,969.6	Rs. 60,041.8
Securities purchased under agreements to resell	349,210.7	—	349,210.7	—	349,210.7	—
Financial liabilities
Derivative liabilities	Rs. 143,566.1	Rs. —	Rs. 143,566.1	Rs. 101,801.0	Rs. 10,955.8	Rs. 30,809.3
Securities sold under repurchase agreements	129,190.0	—	129,190.0	—	129,190.0	—

(1)	Comprised of securities and cash collateral. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2026
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross Amounts	Amounts offset	Net amounts reported in the balance sheet	Financial instruments	Financial collateral (1)	Net amount	Net amount
	(In millions)
Financial assets
Derivative assets	Rs. 624,206.5	Rs. —	Rs. 624,206.5	Rs. 470,626.0	Rs. 21,329.1	Rs. 132,251.4	US$	1,409.5
Securities purchased under agreements to resell	421,575.4	—	421,575.4	—	421,575.4	—		—
Financial liabilities
Derivative liabilities	Rs. 578,276.3	Rs. —	Rs. 578,276.3	Rs. 470,626.0	Rs. 16,814.6	Rs. 90,835.7	US$	968.1
Securities sold under repurchase agreements	100,000.0	—	100,000.0	—	100,000.0	—		—

(1)	Comprised of securities and cash collateral. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Schedule of Guarantor Obligations
Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2025	2026	2026
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs. 714,278.7	Rs. 925,004.9	US$	9,858.3
Performance guarantees	781,152.1	969,271.9		10,330.1
Documentary credits	966,848.6	1,018,840.9		10,858.4

Total	Rs. 2,462,279.4	Rs. 2,913,117.7	US$	31,046.8

Estimated fair value:
Guarantees	Rs. (11,413.0)	Rs. (15,535.4)	US$	(165.6)
Documentary credits	(1,462.5)	(1,524.8)		(16.3)

Total	Rs. (12,875.5)	Rs. (17,060.2)	US$	(181.9)

Summary of allowance for Credit Losses on Off-Balance sheet credit exposures and undrawn commitments
The allowance for credit losses included in accrued expenses and other liabilities on off-balance
sheet credit exposures and undrawn commitments is as follows:

	As of March 31,
	2025	2026	2026
	(In millions)
Allowance for credit losses, beginning of the period	Rs. 7,240.5	Rs. 9,453.7	US$	100.7
Net provision for credit exposures	2,213.2	2,784.2		29.7

Allowance for credit losses, end of the period	Rs. 9,453.7	Rs. 12,237.9	US$	130.4